Payments, Details - 12 months ended Dec. 31, 2024 - USD ($) $ in Millions		Amount	Type	Country		Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method	In-kind		In-kind Calc.
#: 1
	[1],[2]	$ 68.9	Taxes	Argentina			National Government	Payment not attributable to a project	Oil [Member]	Downstream [Member]	Well
#: 2
	[1],[2]	2.1	Taxes	Argentina			National Government	Payment not attributable to a project	Oil [Member]	Downstream [Member]	Well	Yes	[3]	At cost	[3]
#: 3
	[1],[2]	12.7	Taxes	Argentina			National Government	Payment not attributable to a project	Gas [Member]	Gas and Power [Member]	Well
#: 4
	[1],[2]	70.0	Taxes	Argentina			National Government	Payment not attributable to a project	Gas [Member]	Payment not attributable to a segment [Member]	Well
#: 5
	[1],[2]	4.0	Taxes	Argentina			National Government	Payment not attributable to a project	Payment not attributable to a resource [Member]	Payment not attributable to a segment [Member]	Well
#: 6
	[1],[2]	0.3	Fees	Argentina			National Government	CAN 102	Oil - Gas [Member]	Upstream [Member]	Well
#: 7
	[1],[2]	0.1	Taxes	Argentina			National Government	Chubut projects	Oil [Member]	Upstream [Member]	Well
#: 8
	[1],[2]	3.8	Royalties	Argentina			National Government	Magallanes	Oil - Gas [Member]	Upstream [Member]	Well
#: 9
	[1],[2]	0.1	Comm. Social Resp.	Argentina			National Government	Neuquén projects	Oil - Gas [Member]	Upstream [Member]	Well
#: 10
	[1],[2]	0.1	Taxes	Argentina			National Government	Tierra del Fuego projects	Oil - Gas [Member]	Upstream [Member]	Well
#: 11
	[1],[2]	0.1	Fees	Argentina		snj:AR-U	Government of Chubut	Campamento Central - Cañadón Perdido	Oil [Member]	Upstream [Member]	Well
#: 12
	[1],[2]	4.5	Royalties	Argentina		snj:AR-U	Government of Chubut	Campamento Central - Cañadón Perdido	Oil [Member]	Upstream [Member]	Well
#: 13
	[1],[2]	0.2	Royalties	Argentina		snj:AR-U	Government of Chubut	Chubut projects	Oil [Member]	Upstream [Member]	Well
#: 14
	[1],[2]	0.3	Taxes	Argentina		snj:AR-U	Government of Chubut	Chubut projects	Oil [Member]	Upstream [Member]	Well
#: 15
	[1],[2]	0.1	Fees	Argentina		snj:AR-U	Government of Chubut	El Tordillo	Oil [Member]	Upstream [Member]	Well
#: 16
	[1],[2]	1.3	Royalties	Argentina		snj:AR-U	Government of Chubut	El Tordillo	Oil [Member]	Upstream [Member]	Well
#: 17
	[1],[2]	0.2	Fees	Argentina		snj:AR-U	Government of Chubut	Escalante - El Trébol	Oil [Member]	Upstream [Member]	Well
#: 18
	[1],[2]	17.4	Royalties	Argentina		snj:AR-U	Government of Chubut	Escalante - El Trébol	Oil [Member]	Upstream [Member]	Well
#: 19
	[1],[2]	0.1	Taxes	Argentina		snj:AR-U	Government of Chubut	Escalante - El Trébol	Oil [Member]	Upstream [Member]	Well
#: 20
	[1],[2]	0.1	Fees	Argentina		snj:AR-U	Government of Chubut	Exploration - Argentina	Oil - Gas [Member]	Upstream [Member]	Well
#: 21
	[1],[2]	0.2	Comm. Social Resp.	Argentina		snj:AR-U	Government of Chubut	Manantiales Behr	Oil - Gas [Member]	Upstream [Member]	Well	Yes	[4]	At cost	[4]
#: 22
	[1],[2]	0.5	Fees	Argentina		snj:AR-U	Government of Chubut	Manantiales Behr	Oil - Gas [Member]	Upstream [Member]	Well
#: 23
	[1],[2]	76.3	Royalties	Argentina		snj:AR-U	Government of Chubut	Manantiales Behr	Oil - Gas [Member]	Upstream [Member]	Well
#: 24
	[1],[2]	0.2	Taxes	Argentina		snj:AR-U	Government of Chubut	Manantiales Behr	Oil - Gas [Member]	Upstream [Member]	Well
#: 25
	[1],[2]	17.9	Royalties	Argentina		snj:AR-U	Government of Chubut	Payment not attributable to a project	Oil [Member]	Upstream [Member]	Well	Yes	[5]	At cost	[5]
#: 26
	[1],[2]	0.1	Royalties	Argentina		snj:AR-U	Government of Chubut	Puesto Quiroga	Oil [Member]	Upstream [Member]	Well
#: 27
	[1],[2]	0.2	Fees	Argentina		snj:AR-U	Government of Chubut	Restinga Alí	Oil [Member]	Upstream [Member]	Well
#: 28
	[1],[2]	1.2	Royalties	Argentina		snj:AR-U	Government of Chubut	Restinga Alí	Oil [Member]	Upstream [Member]	Well
#: 29
	[1],[2]	0.8	Taxes	Argentina		snj:AR-E	Government of Entre Ríos	Sands Operation	Sand [Member]	Central Administration and Others [Member]	Open Pit
#: 30
	[1],[2]	6.0	Royalties	Argentina		snj:AR-L	Government of La Pampa	Puesto Pinto (CNQ 7/A)	Oil [Member]	Upstream [Member]	Well
#: 31
	[1],[2]	0.4	Taxes	Argentina		snj:AR-M	Government of Mendoza	Payment not attributable to a project	Payment not attributable to a resource [Member]	Payment not attributable to a segment [Member]	Well
#: 32
	[1],[2]	0.3	Fees	Argentina		snj:AR-M	Government of Mendoza	Altiplanicie del Payún	Oil [Member]	Upstream [Member]	Well
#: 33
	[1],[2]	0.5	Royalties	Argentina		snj:AR-M	Government of Mendoza	Altiplanicie del Payún	Oil [Member]	Upstream [Member]	Well
#: 34
	[1],[2]	0.3	Fees	Argentina		snj:AR-M	Government of Mendoza	Barrancas	Oil [Member]	Upstream [Member]	Well
#: 35
	[1],[2]	19.9	Royalties	Argentina		snj:AR-M	Government of Mendoza	Barrancas	Oil [Member]	Upstream [Member]	Well
#: 36
	[1],[2]	0.4	Fees	Argentina		snj:AR-M	Government of Mendoza	Cajón de los Caballos	Oil - Gas [Member]	Upstream [Member]	Well
#: 37
	[1],[2]	0.6	Fees	Argentina		snj:AR-M	Government of Mendoza	Cañadón Amarillo	Oil [Member]	Upstream [Member]	Well
#: 38
	[1],[2]	3.6	Royalties	Argentina		snj:AR-M	Government of Mendoza	Cañadón Amarillo	Oil [Member]	Upstream [Member]	Well
#: 39
	[1],[2]	0.2	Royalties	Argentina		snj:AR-M	Government of Mendoza	Ceferino	Oil [Member]	Upstream [Member]	Well
#: 40
	[1],[2]	0.1	Fees	Argentina		snj:AR-M	Government of Mendoza	Cerro Fortunoso	Oil [Member]	Upstream [Member]	Well
#: 41
	[1],[2]	8.5	Royalties	Argentina		snj:AR-M	Government of Mendoza	Cerro Fortunoso	Oil [Member]	Upstream [Member]	Well
#: 42
	[1],[2]	0.1	Fees	Argentina		snj:AR-M	Government of Mendoza	Cerro Morado Este	Oil [Member]	Upstream [Member]	Well
#: 43
	[1],[2]	2.9	Royalties	Argentina		snj:AR-M	Government of Mendoza	Cerro Morado Este	Oil [Member]	Upstream [Member]	Well
#: 44
	[1],[2]	0.1	Fees	Argentina		snj:AR-M	Government of Mendoza	Chachahuén Sur	Oil [Member]	Upstream [Member]	Well
#: 45
	[1],[2]	28.0	Royalties	Argentina		snj:AR-M	Government of Mendoza	Chachahuén Sur	Oil [Member]	Upstream [Member]	Well
#: 46
	[1],[2]	3.2	Royalties	Argentina		snj:AR-M	Government of Mendoza	Chihuido de la Salina	Oil - Gas [Member]	Upstream [Member]	Well
#: 47
	[1],[2]	0.1	Fees	Argentina		snj:AR-M	Government of Mendoza	Chihuido de la Salina Sur	Oil [Member]	Upstream [Member]	Well
#: 48
	[1],[2]	0.8	Royalties	Argentina		snj:AR-M	Government of Mendoza	Chihuido de la Salina Sur	Oil [Member]	Upstream [Member]	Well
#: 49
	[1],[2]	0.1	Fees	Argentina		snj:AR-M	Government of Mendoza	Chihuido de la Sierra Negra	Oil [Member]	Upstream [Member]	Well
#: 50
	[1],[2]	7.0	Royalties	Argentina		snj:AR-M	Government of Mendoza	Chihuido de la Sierra Negra	Oil [Member]	Upstream [Member]	Well
#: 51
	[1],[2]	0.6	Royalties	Argentina		snj:AR-M	Government of Mendoza	CN VII	Oil [Member]	Upstream [Member]	Well
#: 52
	[1],[2]	0.3	Royalties	Argentina		snj:AR-M	Government of Mendoza	Confluencia Sur	Oil [Member]	Upstream [Member]	Well
#: 53
	[1],[2]	0.2	Fees	Argentina		snj:AR-M	Government of Mendoza	El Manzano Este	Oil [Member]	Upstream [Member]	Well
#: 54
	[1],[2]	0.3	Royalties	Argentina		snj:AR-M	Government of Mendoza	El Manzano Este	Oil [Member]	Upstream [Member]	Well
#: 55
	[1],[2]	0.1	Fees	Argentina		snj:AR-M	Government of Mendoza	El Manzano Oeste (Resto)	Oil [Member]	Upstream [Member]	Well
#: 56
	[1],[2]	0.1	Royalties	Argentina		snj:AR-M	Government of Mendoza	El Manzano Oeste (Resto)	Oil [Member]	Upstream [Member]	Well
#: 57
	[1],[2]	0.2	Royalties	Argentina		snj:AR-M	Government of Mendoza	El Portón	Oil - Gas [Member]	Upstream [Member]	Well
#: 58
	[1],[2]	0.1	Fees	Argentina		snj:AR-M	Government of Mendoza	Exploration - Argentina	Oil - Gas [Member]	Upstream [Member]	Well
#: 59
	[1],[2]	3.6	Royalties	Argentina		snj:AR-M	Government of Mendoza	Gobernador Ayala (CNQ 7)	Oil [Member]	Upstream [Member]	Well
#: 60
	[1],[2]	12.6	Royalties	Argentina		snj:AR-M	Government of Mendoza	Jagüel Casa de Piedra	Oil [Member]	Upstream [Member]	Well
#: 61
	[1],[2]	0.1	Fees	Argentina		snj:AR-M	Government of Mendoza	La Ventana	Oil [Member]	Upstream [Member]	Well
#: 62
	[1],[2]	7.2	Royalties	Argentina		snj:AR-M	Government of Mendoza	La Ventana	Oil [Member]	Upstream [Member]	Well
#: 63
	[1],[2]	0.1	Fees	Argentina		snj:AR-M	Government of Mendoza	Llancanelo	Oil [Member]	Upstream [Member]	Well
#: 64
	[1],[2]	3.2	Royalties	Argentina		snj:AR-M	Government of Mendoza	Llancanelo	Oil [Member]	Upstream [Member]	Well
#: 65
	[1],[2]	0.2	Fees	Argentina		snj:AR-M	Government of Mendoza	Llancanelo R	Oil - Gas [Member]	Upstream [Member]	Well
#: 66
	[1],[2]	0.1	Fees	Argentina		snj:AR-M	Government of Mendoza	Mendoza projects	Oil - Gas [Member]	Upstream [Member]	Well
#: 67
	[1],[2]	0.1	Royalties	Argentina		snj:AR-M	Government of Mendoza	Mendoza projects	Oil - Gas [Member]	Upstream [Member]	Well
#: 68
	[1],[2]	0.2	Taxes	Argentina		snj:AR-M	Government of Mendoza	Mendoza projects	Oil - Gas [Member]	Upstream [Member]	Well
#: 69
	[1],[2]	0.2	Fees	Argentina		snj:AR-M	Government of Mendoza	Mesa Verde	Oil [Member]	Upstream [Member]	Well
#: 70
	[1],[2]	3.1	Royalties	Argentina		snj:AR-M	Government of Mendoza	Mesa Verde	Oil [Member]	Upstream [Member]	Well
#: 71
	[1],[2]	0.1	Fees	Argentina		snj:AR-M	Government of Mendoza	Paso Bardas Norte	Oil - Gas [Member]	Upstream [Member]	Well
#: 72
	[1],[2]	1.3	Royalties	Argentina		snj:AR-M	Government of Mendoza	Paso Bardas Norte	Oil - Gas [Member]	Upstream [Member]	Well
#: 73
	[1],[2]	0.1	Fees	Argentina		snj:AR-M	Government of Mendoza	Puntilla del Huincán	Oil - Gas [Member]	Upstream [Member]	Well
#: 74
	[1],[2]	0.1	Royalties	Argentina		snj:AR-M	Government of Mendoza	Refugio Tupungato	Oil [Member]	Upstream [Member]	Well
#: 75
	[1],[2]	0.4	Royalties	Argentina		snj:AR-M	Government of Mendoza	Río Tunuyán	Oil [Member]	Upstream [Member]	Well
#: 76
	[1],[2]	0.4	Fees	Argentina		snj:AR-M	Government of Mendoza	Valle del Río Grande	Oil [Member]	Upstream [Member]	Well
#: 77
	[1],[2]	7.8	Royalties	Argentina		snj:AR-M	Government of Mendoza	Valle del Río Grande	Oil [Member]	Upstream [Member]	Well
#: 78
	[1],[2]	0.3	Fees	Argentina		snj:AR-M	Government of Mendoza	Vizcacheras	Oil [Member]	Upstream [Member]	Well
#: 79
	[1],[2]	11.8	Royalties	Argentina		snj:AR-M	Government of Mendoza	Vizcacheras	Oil [Member]	Upstream [Member]	Well
#: 80
	[1],[2]	2.0	Royalties	Argentina		snj:AR-Q	Government of Neuquén	Aguada de Castro	Gas [Member]	Upstream [Member]	Well
#: 81
	[1],[2]	0.4	Fees	Argentina		snj:AR-Q	Government of Neuquén	Aguada de la Arena	Oil - Gas [Member]	Upstream [Member]	Well
#: 82
	[1],[2]	28.5	Royalties	Argentina		snj:AR-Q	Government of Neuquén	Aguada de la Arena	Oil - Gas [Member]	Upstream [Member]	Well
#: 83
	[1],[2]	33.2	Royalties	Argentina		snj:AR-Q	Government of Neuquén	Aguada del Chañar	Oil - Gas [Member]	Upstream [Member]	Well
#: 84
	[1],[2]	13.7	Royalties	Argentina		snj:AR-Q	Government of Neuquén	Aguada Pichana Este	Oil - Gas [Member]	Upstream [Member]	Well
#: 85
	[1],[2]	16.2	Royalties	Argentina		snj:AR-Q	Government of Neuquén	Aguada Pichana Oeste	Gas [Member]	Upstream [Member]	Well
#: 86
	[1],[2]	0.1	Fees	Argentina		snj:AR-Q	Government of Neuquén	Al Norte de la Dorsal	Oil - Gas [Member]	Upstream [Member]	Well
#: 87
	[1],[2]	2.7	Royalties	Argentina		snj:AR-Q	Government of Neuquén	Al Norte de la Dorsal	Oil - Gas [Member]	Upstream [Member]	Well
#: 88
	[1],[2]	0.1	Taxes	Argentina		snj:AR-Q	Government of Neuquén	Al Norte de la Dorsal	Oil - Gas [Member]	Upstream [Member]	Well
#: 89
	[1],[2]	1.5	Comm. Social Resp.	Argentina		snj:AR-Q	Government of Neuquén	Bajo del Toro Norte	Oil - Gas [Member]	Upstream [Member]	Well	Yes	[6]	At cost	[6]
#: 90
	[1],[2]	0.1	Fees	Argentina		snj:AR-Q	Government of Neuquén	Bajo del Toro Norte	Oil - Gas [Member]	Upstream [Member]	Well
#: 91
	[1],[2]	5.1	Royalties	Argentina		snj:AR-Q	Government of Neuquén	Bajo del Toro Norte	Oil - Gas [Member]	Upstream [Member]	Well
#: 92
	[1],[2]	0.1	Fees	Argentina		snj:AR-Q	Government of Neuquén	Bandurria Sur	Oil - Gas [Member]	Upstream [Member]	Well
#: 93
	[1],[2]	59.1	Royalties	Argentina		snj:AR-Q	Government of Neuquén	Bandurria Sur	Oil - Gas [Member]	Upstream [Member]	Well
#: 94
	[1],[2]	0.3	Taxes	Argentina		snj:AR-Q	Government of Neuquén	Bandurria Sur	Oil - Gas [Member]	Upstream [Member]	Well
#: 95
	[1],[2]	0.4	Fees	Argentina		snj:AR-Q	Government of Neuquén	Chihuido de la Sierra Negra	Oil [Member]	Upstream [Member]	Well
#: 96
	[1],[2]	17.7	Royalties	Argentina		snj:AR-Q	Government of Neuquén	Chihuido de la Sierra Negra	Oil [Member]	Upstream [Member]	Well
#: 97
	[1],[2]	0.3	Taxes	Argentina		snj:AR-Q	Government of Neuquén	Chihuido de la Sierra Negra	Oil [Member]	Upstream [Member]	Well
#: 98
	[1],[2]	0.5	Royalties	Argentina		snj:AR-Q	Government of Neuquén	Dadín	Oil - Gas [Member]	Upstream [Member]	Well
#: 99
	[1],[2]	0.1	Fees	Argentina		snj:AR-Q	Government of Neuquén	Don Ruiz	Oil - Gas [Member]	Upstream [Member]	Well
#: 100
	[1],[2]	0.1	Fees	Argentina		snj:AR-Q	Government of Neuquén	El Orejano	Oil - Gas [Member]	Upstream [Member]	Well
#: 101
	[1],[2]	3.4	Royalties	Argentina		snj:AR-Q	Government of Neuquén	El Orejano	Oil - Gas [Member]	Upstream [Member]	Well
#: 102
	[1],[2]	4.7	Royalties	Argentina		snj:AR-Q	Government of Neuquén	El Portón	Oil - Gas [Member]	Upstream [Member]	Well
#: 103
	[1],[2]	0.1	Fees	Argentina		snj:AR-Q	Government of Neuquén	Filo Morado	Oil - Gas [Member]	Upstream [Member]	Well
#: 104
	[1],[2]	1.1	Royalties	Argentina		snj:AR-Q	Government of Neuquén	Filo Morado	Oil - Gas [Member]	Upstream [Member]	Well
#: 105
	[1],[2]	0.1	Fees	Argentina		snj:AR-Q	Government of Neuquén	La Amarga Chica	Oil - Gas [Member]	Upstream [Member]	Well
#: 106
	[1],[2]	100.5	Royalties	Argentina		snj:AR-Q	Government of Neuquén	La Amarga Chica	Oil - Gas [Member]	Upstream [Member]	Well
#: 107
	[1],[2]	0.4	Taxes	Argentina		snj:AR-Q	Government of Neuquén	La Amarga Chica	Oil - Gas [Member]	Upstream [Member]	Well
#: 108
	[1],[2]	45.3	Royalties	Argentina		snj:AR-Q	Government of Neuquén	La Calera	Oil - Gas [Member]	Upstream [Member]	Well
#: 109
	[1],[2]	5.5	Royalties	Argentina		snj:AR-Q	Government of Neuquén	La Ribera Bloque I	Oil - Gas [Member]	Upstream [Member]	Well
#: 110
	[1],[2]	0.7	Royalties	Argentina		snj:AR-Q	Government of Neuquén	Las Manadas	Oil [Member]	Upstream [Member]	Well
#: 111
	[1],[2]	17.6	Royalties	Argentina		snj:AR-Q	Government of Neuquén	Lindero Atravesado	Oil - Gas [Member]	Upstream [Member]	Well
#: 112
	[1],[2]	0.1	Fees	Argentina		snj:AR-Q	Government of Neuquén	Loma Amarilla Sur	Oil [Member]	Upstream [Member]	Well
#: 113
	[1],[2]	1.6	Royalties	Argentina		snj:AR-Q	Government of Neuquén	Loma Amarilla Sur	Oil [Member]	Upstream [Member]	Well
#: 114
	[1],[2]	0.1	Fees	Argentina		snj:AR-Q	Government of Neuquén	Loma Campana	Oil - Gas [Member]	Upstream [Member]	Well
#: 115
	[1],[2]	127.4	Royalties	Argentina		snj:AR-Q	Government of Neuquén	Loma Campana	Oil - Gas [Member]	Upstream [Member]	Well
#: 116
	[1],[2]	0.6	Taxes	Argentina		snj:AR-Q	Government of Neuquén	Loma Campana	Oil - Gas [Member]	Upstream [Member]	Well
#: 117
	[1],[2]	0.6	Fees	Argentina		snj:AR-Q	Government of Neuquén	Loma La Lata - Sierra Barrosa	Oil - Gas [Member]	Upstream [Member]	Well
#: 118
	[1],[2]	51.4	Royalties	Argentina		snj:AR-Q	Government of Neuquén	Loma La Lata - Sierra Barrosa	Oil - Gas [Member]	Upstream [Member]	Well
#: 119
	[1],[2]	1.4	Taxes	Argentina		snj:AR-Q	Government of Neuquén	Loma La Lata - Sierra Barrosa	Oil - Gas [Member]	Upstream [Member]	Well
#: 120
	[1],[2]	1.0	Comm. Social Resp.	Argentina		snj:AR-Q	Government of Neuquén	Neuquén projects	Oil - Gas [Member]	Upstream [Member]	Well
#: 121
	[1],[2]	0.7	Fees	Argentina		snj:AR-Q	Government of Neuquén	Neuquén projects	Oil - Gas [Member]	Upstream [Member]	Well
#: 122
	[1],[2]	0.3	Royalties	Argentina		snj:AR-Q	Government of Neuquén	Neuquén projects	Oil - Gas [Member]	Upstream [Member]	Well
#: 123
	[1],[2]	0.7	Taxes	Argentina		snj:AR-Q	Government of Neuquén	Neuquén projects	Oil - Gas [Member]	Upstream [Member]	Well
#: 124
	[1],[2]	2.8	Royalties	Argentina		snj:AR-Q	Government of Neuquén	Octógono	Oil - Gas [Member]	Upstream [Member]	Well
#: 125
	[1],[2]	0.4	Royalties	Argentina		snj:AR-Q	Government of Neuquén	Pampa Las Yeguas I	Gas [Member]	Upstream [Member]	Well
#: 126
	[1],[2]	0.3	Royalties	Argentina		snj:AR-Q	Government of Neuquén	Paso Bardas Norte	Oil - Gas [Member]	Upstream [Member]	Well
#: 127
	[1],[2]	0.1	Fees	Argentina		snj:AR-Q	Government of Neuquén	Puesto Hernández	Oil [Member]	Upstream [Member]	Well
#: 128
	[1],[2]	9.4	Royalties	Argentina		snj:AR-Q	Government of Neuquén	Puesto Hernández	Oil [Member]	Upstream [Member]	Well
#: 129
	[1],[2]	0.1	Taxes	Argentina		snj:AR-Q	Government of Neuquén	Puesto Hernández	Oil [Member]	Upstream [Member]	Well
#: 130
	[1],[2]	0.1	Fees	Argentina		snj:AR-Q	Government of Neuquén	Rincón del Mangrullo	Oil - Gas [Member]	Upstream [Member]	Well
#: 131
	[1],[2]	23.5	Royalties	Argentina		snj:AR-Q	Government of Neuquén	Rincón del Mangrullo	Oil - Gas [Member]	Upstream [Member]	Well
#: 132
	[1],[2]	0.1	Taxes	Argentina		snj:AR-Q	Government of Neuquén	Rincón del Mangrullo	Oil - Gas [Member]	Upstream [Member]	Well
#: 133
	[1],[2]	0.1	Fees	Argentina		snj:AR-Q	Government of Neuquén	Río Neuquén	Oil - Gas [Member]	Upstream [Member]	Well
#: 134
	[1],[2]	10.1	Royalties	Argentina		snj:AR-Q	Government of Neuquén	Río Neuquén	Oil - Gas [Member]	Upstream [Member]	Well
#: 135
	[1],[2]	0.1	Taxes	Argentina		snj:AR-Q	Government of Neuquén	Río Neuquén	Oil - Gas [Member]	Upstream [Member]	Well
#: 136
	[1],[2]	4.9	Royalties	Argentina		snj:AR-Q	Government of Neuquén	San Roque	Oil - Gas [Member]	Upstream [Member]	Well
#: 137
	[1],[2]	2.8	Royalties	Argentina		snj:AR-Q	Government of Neuquén	Señal Cerro Bayo	Oil [Member]	Upstream [Member]	Well
#: 138
	[1],[2]	0.2	Fees	Argentina		snj:AR-Q	Government of Neuquén	Señal Picada - Punta Barda	Oil [Member]	Upstream [Member]	Well
#: 139
	[1],[2]	0.1	Fees	Argentina		snj:AR-Q	Government of Neuquén	Volcán Auca Mahuida	Oil - Gas [Member]	Upstream [Member]	Well
#: 140
	[1],[2]	3.8	Royalties	Argentina		snj:AR-Q	Government of Neuquén	Volcán Auca Mahuida	Oil - Gas [Member]	Upstream [Member]	Well
#: 141
	[1],[2]	0.4	Fees	Argentina		snj:AR-R	Government of Río Negro	Sands Operation	Sand [Member]	Central Administration and Others [Member]	Open Pit
#: 142
	[1],[2]	0.7	Taxes	Argentina		snj:AR-R	Government of Río Negro	Sands Operation	Sand [Member]	Central Administration and Others [Member]	Open Pit
#: 143
	[1],[2]	2.1	Royalties	Argentina		snj:AR-R	Government of Río Negro	Agua Salada	Oil - Gas [Member]	Upstream [Member]	Well
#: 144
	[1],[2]	0.1	Taxes	Argentina		snj:AR-R	Government of Río Negro	Cerro Manrique	Gas [Member]	Upstream [Member]	Well
#: 145
	[1],[2]	0.2	Comm. Social Resp.	Argentina		snj:AR-R	Government of Río Negro	Estación Fernández Oro	Oil - Gas [Member]	Upstream [Member]	Well	Yes	[6]	At cost	[6]
#: 146
	[1],[2]	0.1	Fees	Argentina		snj:AR-R	Government of Río Negro	Estación Fernández Oro	Oil - Gas [Member]	Upstream [Member]	Well
#: 147
	[1],[2]	8.5	Royalties	Argentina		snj:AR-R	Government of Río Negro	Estación Fernández Oro	Oil - Gas [Member]	Upstream [Member]	Well
#: 148
	[1],[2]	0.1	Taxes	Argentina		snj:AR-R	Government of Río Negro	Estación Fernández Oro	Oil - Gas [Member]	Upstream [Member]	Well
#: 149
	[1],[2]	0.3	Royalties	Argentina		snj:AR-R	Government of Río Negro	La Yesera	Oil - Gas [Member]	Upstream [Member]	Well
#: 150
	[1],[2]	1.8	Royalties	Argentina		snj:AR-R	Government of Río Negro	Loma Negra	Oil - Gas [Member]	Upstream [Member]	Well
#: 151
	[1],[2]	0.1	Fees	Argentina		snj:AR-R	Government of Río Negro	Los Caldenes	Oil - Gas [Member]	Upstream [Member]	Well
#: 152
	[1],[2]	0.7	Royalties	Argentina		snj:AR-R	Government of Río Negro	Los Caldenes	Oil - Gas [Member]	Upstream [Member]	Well
#: 153
	[1],[2]	0.1	Taxes	Argentina		snj:AR-R	Government of Río Negro	Los Caldenes	Oil - Gas [Member]	Upstream [Member]	Well
#: 154
	[1],[2]	8.8	Royalties	Argentina		snj:AR-R	Government of Río Negro	Payment not attributable to a project	Oil [Member]	Upstream [Member]	Well	Yes	[5]	At cost	[5]
#: 155
	[1],[2]	0.1	Royalties	Argentina		snj:AR-R	Government of Río Negro	Río Negro projects	Oil - Gas [Member]	Upstream [Member]	Well
#: 156
	[1],[2]	0.1	Taxes	Argentina		snj:AR-R	Government of Río Negro	Río Negro projects	Oil - Gas [Member]	Upstream [Member]	Well
#: 157
	[1],[2]	0.1	Fees	Argentina		snj:AR-R	Government of Río Negro	Río Neuquén	Oil - Gas [Member]	Upstream [Member]	Well
#: 158
	[1],[2]	0.2	Royalties	Argentina		snj:AR-R	Government of Río Negro	Río Neuquén	Oil - Gas [Member]	Upstream [Member]	Well
#: 159
	[1],[2]	0.2	Taxes	Argentina		snj:AR-R	Government of Río Negro	Río Neuquén	Oil - Gas [Member]	Upstream [Member]	Well
#: 160
	[1],[2]	0.3	Fees	Argentina		snj:AR-R	Government of Río Negro	Señal Picada - Punta Barda	Oil [Member]	Upstream [Member]	Well
#: 161
	[1],[2]	9.2	Royalties	Argentina		snj:AR-R	Government of Río Negro	Señal Picada - Punta Barda	Oil [Member]	Upstream [Member]	Well
#: 162
	[1],[2]	0.2	Taxes	Argentina		snj:AR-R	Government of Río Negro	Señal Picada - Punta Barda	Oil [Member]	Upstream [Member]	Well
#: 163
	[1],[2]	2.8	Royalties	Argentina		snj:AR-A	Government of Salta	Acambuco	Oil - Gas [Member]	Upstream [Member]	Well
#: 164
	[1],[2]	0.1	Fees	Argentina		snj:AR-A	Government of Salta	Campo Durán - Madrejones	Gas [Member]	Upstream [Member]	Well
#: 165
	[1],[2]	0.1	Fees	Argentina		snj:AR-A	Government of Salta	La Bolsa	Oil - Gas [Member]	Upstream [Member]	Well
#: 166
	[1],[2]	0.6	Royalties	Argentina		snj:AR-A	Government of Salta	Payment not attributable to a project	Oil [Member]	Upstream [Member]	Well	Yes	[5]	At cost	[5]
#: 167
	[1],[2]	3.6	Royalties	Argentina		snj:AR-A	Government of Salta	Ramos	Oil - Gas [Member]	Upstream [Member]	Well
#: 168
	[1],[2]	0.2	Fees	Argentina		snj:AR-A	Government of Salta	San Antonio Sur	Gas [Member]	Upstream [Member]	Well
#: 169
	[1],[2]	0.5	Royalties	Argentina		snj:AR-A	Government of Salta	San Antonio Sur	Gas [Member]	Upstream [Member]	Well
#: 170
	[1],[2]	0.1	Fees	Argentina		snj:AR-A	Government of Salta	Sierra de Aguaragüe	Oil - Gas [Member]	Upstream [Member]	Well
#: 171
	[1],[2]	6.1	Royalties	Argentina		snj:AR-A	Government of Salta	Sierra de Aguaragüe	Oil - Gas [Member]	Upstream [Member]	Well
#: 172
	[1],[2]	0.5	Fees	Argentina		snj:AR-Z	Government of Santa Cruz	Barranca Yankowsky	Gas [Member]	Upstream [Member]	Well
#: 173
	[1],[2]	0.1	Royalties	Argentina		snj:AR-Z	Government of Santa Cruz	Barranca Yankowsky	Gas [Member]	Upstream [Member]	Well
#: 174
	[1],[2]	1.9	Fees	Argentina		snj:AR-Z	Government of Santa Cruz	Cañadón de la Escondida - Las Heras	Oil [Member]	Upstream [Member]	Well
#: 175
	[1],[2]	35.4	Royalties	Argentina		snj:AR-Z	Government of Santa Cruz	Cañadón de la Escondida - Las Heras	Oil [Member]	Upstream [Member]	Well
#: 176
	[1],[2]	0.2	Taxes	Argentina		snj:AR-Z	Government of Santa Cruz	Cañadón de la Escondida - Las Heras	Oil [Member]	Upstream [Member]	Well
#: 177
	[1],[2]	0.5	Fees	Argentina		snj:AR-Z	Government of Santa Cruz	Cañadón León - Meseta Espinosa	Oil - Gas [Member]	Upstream [Member]	Well
#: 178
	[1],[2]	28.9	Royalties	Argentina		snj:AR-Z	Government of Santa Cruz	Cañadón León - Meseta Espinosa	Oil - Gas [Member]	Upstream [Member]	Well
#: 179
	[1],[2]	0.4	Taxes	Argentina		snj:AR-Z	Government of Santa Cruz	Cañadón León - Meseta Espinosa	Oil - Gas [Member]	Upstream [Member]	Well
#: 180
	[1],[2]	0.3	Fees	Argentina		snj:AR-Z	Government of Santa Cruz	Cañadón Vasco	Oil [Member]	Upstream [Member]	Well
#: 181
	[1],[2]	0.3	Royalties	Argentina		snj:AR-Z	Government of Santa Cruz	Cañadón Vasco	Oil [Member]	Upstream [Member]	Well
#: 182
	[1],[2]	0.3	Fees	Argentina		snj:AR-Z	Government of Santa Cruz	Cañadón Yatel	Oil [Member]	Upstream [Member]	Well
#: 183
	[1],[2]	8.2	Royalties	Argentina		snj:AR-Z	Government of Santa Cruz	Cañadón Yatel	Oil [Member]	Upstream [Member]	Well
#: 184
	[1],[2]	2.5	Fees	Argentina		snj:AR-Z	Government of Santa Cruz	Cerro Piedra - Cerro Guadal Norte	Oil [Member]	Upstream [Member]	Well
#: 185
	[1],[2]	2.0	Royalties	Argentina		snj:AR-Z	Government of Santa Cruz	Cerro Piedra - Cerro Guadal Norte	Oil [Member]	Upstream [Member]	Well
#: 186
	[1],[2]	0.7	Fees	Argentina		snj:AR-Z	Government of Santa Cruz	El Guadal - Lomas del Cuy	Oil [Member]	Upstream [Member]	Well
#: 187
	[1],[2]	15.7	Royalties	Argentina		snj:AR-Z	Government of Santa Cruz	El Guadal - Lomas del Cuy	Oil [Member]	Upstream [Member]	Well
#: 188
	[1],[2]	0.1	Taxes	Argentina		snj:AR-Z	Government of Santa Cruz	El Guadal - Lomas del Cuy	Oil [Member]	Upstream [Member]	Well
#: 189
	[1],[2]	0.5	Fees	Argentina		snj:AR-Z	Government of Santa Cruz	Los Monos	Oil - Gas [Member]	Upstream [Member]	Well
#: 190
	[1],[2]	1.6	Fees	Argentina		snj:AR-Z	Government of Santa Cruz	Los Perales - Las Mesetas	Oil - Gas [Member]	Upstream [Member]	Well
#: 191
	[1],[2]	34.0	Royalties	Argentina		snj:AR-Z	Government of Santa Cruz	Los Perales - Las Mesetas	Oil - Gas [Member]	Upstream [Member]	Well
#: 192
	[1],[2]	0.2	Taxes	Argentina		snj:AR-Z	Government of Santa Cruz	Los Perales - Las Mesetas	Oil - Gas [Member]	Upstream [Member]	Well
#: 193
	[1],[2]	0.1	Fees	Argentina		snj:AR-Z	Government of Santa Cruz	Magallanes	Oil - Gas [Member]	Upstream [Member]	Well
#: 194
	[1],[2]	4.4	Royalties	Argentina		snj:AR-Z	Government of Santa Cruz	Magallanes	Oil - Gas [Member]	Upstream [Member]	Well
#: 195
	[1],[2]	24.4	Royalties	Argentina	[5]	snj:AR-Z	Government of Santa Cruz	Payment not attributable to a project	Oil [Member]	Upstream [Member]	Well	Yes	[5]	At cost	[5]
#: 196
	[1],[2]	0.5	Fees	Argentina		snj:AR-Z	Government of Santa Cruz	Pico Truncado - El Cordón	Oil [Member]	Upstream [Member]	Well
#: 197
	[1],[2]	8.7	Royalties	Argentina		snj:AR-Z	Government of Santa Cruz	Pico Truncado - El Cordón	Oil [Member]	Upstream [Member]	Well
#: 198
	[1],[2]	0.2	Taxes	Argentina		snj:AR-Z	Government of Santa Cruz	Pico Truncado - El Cordón	Oil [Member]	Upstream [Member]	Well
#: 199
	[1],[2]	0.8	Comm. Social Resp.	Argentina		snj:AR-Z	Government of Santa Cruz	Santa Cruz projects	Oil - Gas [Member]	Upstream [Member]	Well
#: 200
	[1],[2]	0.1	Fees	Argentina		snj:AR-Z	Government of Santa Cruz	Santa Cruz projects	Oil - Gas [Member]	Upstream [Member]	Well
#: 201
	[1],[2]	0.1	Royalties	Argentina		snj:AR-Z	Government of Santa Cruz	Santa Cruz projects	Oil - Gas [Member]	Upstream [Member]	Well
#: 202
	[1],[2]	0.1	Taxes	Argentina		snj:AR-V	Government of Tierra del Fuego	Tierra del Fuego projects	Oil - Gas [Member]	Gas and Power [Member]	Well
#: 203
	[1],[2]	0.3	Fees	Argentina		snj:AR-V	Government of Tierra del Fuego	Lago Fuego	Oil - Gas [Member]	Upstream [Member]	Well
#: 204
	[1],[2]	1.8	Royalties	Argentina		snj:AR-V	Government of Tierra del Fuego	Lago Fuego	Oil - Gas [Member]	Upstream [Member]	Well
#: 205
	[1],[2]	0.5	Fees	Argentina		snj:AR-V	Government of Tierra del Fuego	Los Chorrillos	Oil [Member]	Upstream [Member]	Well
#: 206
	[1],[2]	0.5	Royalties	Argentina		snj:AR-V	Government of Tierra del Fuego	Los Chorrillos	Oil [Member]	Upstream [Member]	Well
#: 207
	[1],[2]	2.8	Royalties	Argentina		snj:AR-V	Government of Tierra del Fuego	Magallanes	Oil - Gas [Member]	Upstream [Member]	Well
#: 208
	[1],[2]	0.2	Fees	Argentina		snj:AR-V	Government of Tierra del Fuego	Tierra del Fuego - Fracción A	Oil [Member]	Upstream [Member]	Well
#: 209
	[1],[2]	0.9	Royalties	Argentina		snj:AR-V	Government of Tierra del Fuego	Tierra del Fuego - Fracción A	Oil [Member]	Upstream [Member]	Well
#: 210
	[1],[2]	5.2	Royalties	Argentina		snj:AR-V	Government of Tierra del Fuego	Tierra del Fuego - Fracción B	Oil - Gas [Member]	Upstream [Member]	Well
#: 211
	[1],[2]	0.3	Royalties	Argentina		snj:AR-V	Government of Tierra del Fuego	Tierra del Fuego - Fracción D	Oil [Member]	Upstream [Member]	Well
#: 212
	[1],[2]	0.1	Fees	Argentina		snj:AR-V	Government of Tierra del Fuego	Tierra del Fuego projects	Oil - Gas [Member]	Upstream [Member]	Well
#: 213
	[1],[2]	0.9	Taxes	Argentina		snj:AR-V	Government of Tierra del Fuego	Tierra del Fuego projects	Oil - Gas [Member]	Upstream [Member]	Well
#: 214
	[1],[2]	$ 1.1	Fees	Bolivia		snj:BO-S	Yacimientos Petrolíferos Fiscales Bolivianos	Charagua	Gas [Member]	Upstream [Member]	Well

[1]	All payments are reported in U.S. dollars. Payments made in currencies other than in U.S. dollars have been converted to U.S. dollars using the exchange rate applicable on or about the date of payment.
[2]	Certain monetary amounts and other figures included in this report have been subject to rounding adjustments. Any discrepancies in any table between the totals and the sums of the amounts are due to rounding. Additionally, the payments details disclosure does not include payments that segregated by project have a registered value less than 0.1.
[3]	Corresponds to payments in kind of export duties settled with “Refino Plus” bonds valued at cost.
[4]	Corresponds to payments in kind under community and social responsibility agreements settled with the donation of 3 telemedicine booths.
[5]	Corresponds to payments in kind of royalties settled with receivables from the sale of fuel and lubricants; liquefied petroleum gas; fuels, lubricants and asphalts; and jet fuel, for the Chubut, Río Negro, Santa Cruz and Tierra del Fuego Provinces, respectively; all valued at cost.
[6]	Corresponds to payments in kind under community and social responsibility agreements settled with donations of asphalts.